Quarterly Holdings Report
for
Fidelity® Fundamental Developed International ETF
January 31, 2025
FDI-NPRT1-0425
1.9916389.100
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 2.8%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
CAR Group Ltd	4,311	108,734
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd	2,407	113,085
Materials - 0.6%
Metals & Mining - 0.6%
Glencore PLC	14,910	64,797
TOTAL AUSTRALIA		286,616
BELGIUM - 0.7%
Financials - 0.1%
Banks - 0.1%
KBC Group NV	106	8,175
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	344	67,162
TOTAL BELGIUM		75,337
CANADA - 3.7%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	813	42,934
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	328	16,220
Canadian Natural Resources Ltd	2,145	65,161
Imperial Oil Ltd	730	48,556
		129,937
Industrials - 0.7%
Ground Transportation - 0.7%
Canadian Pacific Kansas City Ltd	873	69,379
Information Technology - 1.4%
Software - 1.4%
Constellation Software Inc/Canada	44	143,897
TOTAL CANADA		386,147
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (a)	2,385	25,616
DENMARK - 3.8%
Health Care - 2.7%
Pharmaceuticals - 2.7%
Novo Nordisk A/S Series B	3,314	279,787
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	559	111,593
TOTAL DENMARK		391,380
FRANCE - 12.5%
Communication Services - 0.1%
Entertainment - 0.1%
Vivendi SE	3,788	10,712
Consumer Discretionary - 3.5%
Hotels, Restaurants & Leisure - 0.7%
Accor SA	1,385	71,495
Textiles, Apparel & Luxury Goods - 2.8%
Hermes International SCA	36	101,732
LVMH Moet Hennessy Louis Vuitton SE	255	186,102
		287,834
TOTAL CONSUMER DISCRETIONARY		359,329

Consumer Staples - 1.0%
Food Products - 1.0%
Danone SA	1,435	100,455
Financials - 1.0%
Insurance - 1.0%
AXA SA	2,863	108,853
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
EssilorLuxottica SA	378	104,191
Industrials - 2.1%
Aerospace & Defense - 2.1%
Safran SA	876	218,012
Information Technology - 1.2%
IT Services - 0.7%
Capgemini SE	380	69,362
Software - 0.5%
Dassault Systemes SE	1,459	57,212
TOTAL INFORMATION TECHNOLOGY		126,574

Materials - 2.6%
Chemicals - 2.6%
Air Liquide SA	1,546	270,405
TOTAL FRANCE		1,298,531
GERMANY - 12.4%
Financials - 5.0%
Capital Markets - 2.0%
Deutsche Boerse AG	833	206,014
Insurance - 3.0%
Hannover Rueck SE	510	134,544
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	313	169,627
		304,171
TOTAL FINANCIALS		510,185

Health Care - 0.8%
Pharmaceuticals - 0.8%
Merck KGaA	558	84,746
Industrials - 1.1%
Aerospace & Defense - 1.1%
Rheinmetall AG	151	118,331
Information Technology - 3.6%
Software - 3.6%
SAP SE	1,355	377,424
Materials - 1.6%
Construction Materials - 1.6%
Heidelberg Materials AG	1,158	163,919
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Vonovia SE	1,111	34,104
TOTAL GERMANY		1,288,709
HONG KONG - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	7,001	29,156
IRELAND - 1.1%
Industrials - 1.1%
Building Products - 1.1%
Kingspan Group PLC	1,680	117,293
ITALY - 3.9%
Financials - 2.5%
Banks - 2.5%
FinecoBank Banca Fineco SpA	1,903	36,305
UniCredit SpA	4,709	216,997
		253,302
Industrials - 1.4%
Electrical Equipment - 1.4%
Prysmian SpA	2,139	149,427
TOTAL ITALY		402,729
JAPAN - 18.4%
Communication Services - 1.1%
Entertainment - 1.1%
Capcom Co Ltd	2,219	50,891
Nintendo Co Ltd	949	62,596
		113,487
Consumer Discretionary - 2.1%
Automobile Components - 1.2%
Denso Corp	8,914	124,001
Specialty Retail - 0.9%
Fast Retailing Co Ltd	297	97,720
TOTAL CONSUMER DISCRETIONARY		221,721

Consumer Staples - 0.7%
Food Products - 0.7%
Ajinomoto Co Inc	1,739	70,022
Financials - 3.4%
Banks - 0.5%
Mitsubishi UFJ Financial Group Inc	914	11,659
Sumitomo Mitsui Financial Group Inc	1,596	39,804
		51,463
Financial Services - 1.4%
ORIX Corp	6,921	147,126
Insurance - 1.5%
Tokio Marine Holdings Inc	4,505	149,881
TOTAL FINANCIALS		348,470

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	998	134,969
Industrials - 5.3%
Industrial Conglomerates - 2.5%
Hitachi Ltd	10,371	263,865
Machinery - 1.3%
Mitsubishi Heavy Industries Ltd	8,880	131,458
Professional Services - 0.2%
Recruit Holdings Co Ltd	358	25,229
Trading Companies & Distributors - 1.3%
ITOCHU Corp	2,854	132,179
TOTAL INDUSTRIALS		552,731

Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 1.5%
Renesas Electronics Corp	3,782	51,392
Tokyo Electron Ltd	584	98,673
		150,065
Technology Hardware, Storage & Peripherals - 1.1%
FUJIFILM Holdings Corp	5,202	115,548
TOTAL INFORMATION TECHNOLOGY		265,613

Materials - 1.7%
Chemicals - 1.7%
Shin-Etsu Chemical Co Ltd	5,606	176,282
Real Estate - 0.2%
Residential REITs - 0.2%
Advance Residence Investment Corp	20	18,427
TOTAL JAPAN		1,901,722
NETHERLANDS - 6.1%
Industrials - 2.6%
Professional Services - 2.6%
Wolters Kluwer NV	1,507	274,761
Information Technology - 3.5%
Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	477	357,621
TOTAL NETHERLANDS		632,382
SINGAPORE - 0.5%
Financials - 0.5%
Banks - 0.5%
United Overseas Bank Ltd	1,843	50,869
SPAIN - 2.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (b)(c)	2,051	68,916
Financials - 2.0%
Banks - 2.0%
CaixaBank SA	33,562	203,890
TOTAL SPAIN		272,806
SWEDEN - 4.1%
Financials - 1.6%
Financial Services - 1.6%
Investor AB B Shares	5,770	164,600
Industrials - 2.5%
Machinery - 2.5%
Atlas Copco AB A Shares	9,993	167,815
Indutrade AB	3,365	92,988
		260,803
TOTAL SWEDEN		425,403
SWITZERLAND - 2.9%
Financials - 1.9%
Capital Markets - 1.9%
Partners Group Holding AG	120	183,541
UBS Group AG	415	14,736
		198,277
Industrials - 1.0%
Electrical Equipment - 1.0%
ABB Ltd	1,955	107,222
TOTAL SWITZERLAND		305,499
UNITED KINGDOM - 17.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Zegona Communications plc (a)	2,800	16,317
Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 2.7%
Compass Group PLC	6,169	213,482
InterContinental Hotels Group PLC	485	65,066
		278,548
Leisure Products - 0.4%
Games Workshop Group PLC	259	46,757
TOTAL CONSUMER DISCRETIONARY		325,305

Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 0.6%
Tesco PLC	14,567	67,225
Personal Care Products - 0.9%
Unilever PLC	1,674	96,142
Tobacco - 0.7%
Imperial Brands PLC	2,013	67,914
TOTAL CONSUMER STAPLES		231,281

Financials - 4.9%
Banks - 0.6%
Lloyds Banking Group PLC	84,863	65,595
Capital Markets - 4.3%
3i Group PLC	3,490	168,936
London Stock Exchange Group PLC	1,829	272,927
		441,863
TOTAL FINANCIALS		507,458

Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	1,034	145,437
Industrials - 5.7%
Aerospace & Defense - 3.3%
BAE Systems PLC	14,044	213,137
Rolls-Royce Holdings PLC (a)	16,639	125,022
		338,159
Professional Services - 2.4%
RELX PLC	4,996	249,330
TOTAL INDUSTRIALS		587,489

TOTAL UNITED KINGDOM		1,813,287
UNITED STATES - 6.4%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Shell PLC	5,475	181,829
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Alcon AG	625	57,453
Industrials - 3.6%
Electrical Equipment - 2.1%
Schneider Electric SE	837	213,038
Professional Services - 1.5%
Experian PLC	3,201	159,035
TOTAL INDUSTRIALS		372,073

Materials - 0.4%
Construction Materials - 0.4%
Holcim AG	488	49,263
TOTAL UNITED STATES		660,618
TOTAL COMMON STOCKS (Cost $9,988,056)		10,364,100

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $9,988,056)	10,364,100
NET OTHER ASSETS (LIABILITIES) - 0.1%	13,964
NET ASSETS - 100.0%	10,378,064

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $68,916 or 0.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,916 or 0.7% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	9,574,026	9,574,026	1,512	-	-	-	-	0.0%
Total	-	9,574,026	9,574,026	1,512	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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